Inventories	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories

NOTE – 4	INVENTORIES

Inventories as of September 30, 2012 and 2011 consisted of the following:

	9/30/2012	9/30/2011

Raw materials	$15,164	$0
Finished goods	528,100	497,366
	543,264	497,366
Allowance for obsolete inventories	(27,163)	(24,868)
Inventories, net	$516,101	$472,498

The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand. Accordingly, the Company recorded cost of goods sold due to inventories obsolescence in amount of $28,805 and $15,121 during the years ended September 30, 2012 and 2011, respectively.